Goodwill and Other Intangible Assets - Schedule of Change in Net Carrying Amount of Goodwill by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Balance, beginning of period	$ 2,068,664	$ 1,973,608
Acquisitions		98,505
Translation	(53,618)	(30,112)
Other	(3,768)	26,663
Balance, end of period	2,011,278	2,068,664
Steel Mills [Member]
Goodwill [Line Items]
Balance, beginning of period	594,402	495,897
Acquisitions		98,505
Other	(3,768)
Balance, end of period	590,634	594,402
Steel Products [Member]
Goodwill [Line Items]
Balance, beginning of period	744,685	774,486
Translation	(53,618)	(30,112)
Other		311
Balance, end of period	691,067	744,685
Raw Materials [Member]
Goodwill [Line Items]
Balance, beginning of period	729,577	703,225
Translation	0
Other	0	26,352
Balance, end of period	$ 729,577	$ 729,577